STOCKHOLDERS' EQUITY (Narrative) (Details) $ in Thousands		1 Months Ended		12 Months Ended			13 Months Ended
	Feb. 21, 2012	Feb. 28, 2017 USD ($)	Feb. 27, 2017 USD ($)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Jan. 31, 2017 USD ($)	Jan. 31, 2016 USD ($)	Jan. 31, 2015 USD ($)	Feb. 28, 2017 ₪ / shares
Treasury stock acquired | shares				2,507,314	2,507,314	2,507,314
Percentage of outstanding stock in treasury stock				10.70%	10.70%	10.70%
Dividend rate as a percentage of net profits	50.00%
Dividend paid				$ 13,968	$ 13,171	$ 15,697	$ 18,200	$ 16,300	$ 20,200
Subsequent Event [Member]
Dividend paid		$ 8,500	$ 5,000
Cash dividend declared, value per share | ₪ / shares										₪ 0.40
Dividends payable date										2017-04